Net (loss) income per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
Basic and diluted net (loss) income per share for the three and six months ended June 30 are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Net (loss) income attributable to common shareholders	(5,674)	2,103	$(4,429)	$(4,856)

Basic weighted average number of common shares outstanding	33,151,370	33,022,813	33,127,156	33,015,045
Stock options	—	845,038	—	—
DSUs	—	61,350	—	—
RSUs	—	89,919	—	—
Diluted weighted average number of common shares outstanding	33,151,370	34,019,120	33,127,156	33,015,045

Basic net loss (income) per common share	$(0.17)	$0.06	$(0.13)	$(0.15)
Diluted net loss (income) per common share	$(0.17)	$0.06	$(0.13)	$(0.15)
The weighted average outstanding number and type of securities that could potentially dilute basic net income per share in the future but would have decreased the loss per share (anti-dilutive) for the periods in which the Company is in a net loss position are as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	#	#	#	#
Stock options	793,887	—	798,376	865,822
DSUs	89,764	—	89,409	60,868
RSUs	205,759	—	160,610	69,245
	1,089,410	—	1,048,395	995,935